BASIS OF PREPARATION - Transition to IFRS 9 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of financial assets and financial liabilities
Equity	$ 903,126		$ 847,061	$ 824,537
Accumulated other comprehensive loss
Class of financial assets and financial liabilities
Equity	(193,997)		(193,772)	(193,772)
Accumulated other comprehensive loss | Stream obligation
Class of financial assets and financial liabilities
Equity	307
Equity, net of deferred tax	(225)
Accumulated other comprehensive loss | Restatement Adjustment
Class of financial assets and financial liabilities
Adjustment on adoption of IFRS 9, net of tax		$ (5,768)	(5,768)
Equity			(199,540)
Deficit
Class of financial assets and financial liabilities
Equity	$ (110,256)		(152,644)	$ (136,191)
Deficit | Restatement Adjustment
Class of financial assets and financial liabilities
Adjustment on adoption of IFRS			7,901
Adjustment on adoption of IFRS 9, net of tax			5,768
Equity			$ (146,876)